Note 7 - Stockholders' Deficit - 10K (Details) - Stock Option Activity (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Stock Option Activity [Abstract]0
Number of Options	2,634,000		1,531,000
Weighted-Average Exercise Price (in Dollars per share)	$ 10.19		$ 0.31
Exercisable at December 31(1)	1,584,000		1,264,000	[1]	[1]
Exercisable at December 31(1) (in Dollars per share)	$ 15.89		$ 0.05	[1]	[1]
Vested or expected to vest at December 31(2)	2,634,000		1,531,000	[2]	[2]
Vested or expected to vest at December 31(2) (in Dollars per share)	$ 10.19		$ 0.31	[2]	[2]
Shares available on December 31 for options that may be granted	59,000		1,684,000
Assumed in PAH acquisition			1,307,000
Assumed in PAH acquisition (in Dollars per share)			$ 0.05
Granted	1,050,000	400,000	458,000
Granted (in Dollars per share)	$ 1.57		$ 1.07
Forfeited or expired	(22,000)		(234,000)
Forfeited or expired (in Dollars per share)	$ 45.58		$ 0.31

[1]	The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of the option. The fair value of our common stock was $1.57 at December 31, 2012. As of December 31, 2012, the aggregate intrinsic value of options outstanding, exercisable and vested or expected to vest was $1.9 million.
[2]	The weighted average remaining contractual life for exercisable options is 7.9 years, and for options vested or expected to vest, is 7.3 years, as of December 31, 2012